Employee benefit plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) plan	Dec. 31, 2024 USD ($)
Employee benefit plans
Number of pension plans | plan		3
Accumulated benefit obligation amount		$ 2,162,000	$ 463,381
Expected return on plan assets		$ (186,000)
Subsequent event
Employee benefit plans
Expected return on plan assets	$ 0